SHAREHOLDERS' EQUITY (Schedule Of Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Volatility	82.00%	83.00%	79.00%
Risk-free interest rate	0.69%	1.49%	2.31%
Dividend yield	0.00%	0.00%	0.00%
Expected life	4 years 6 months	4 years 8 months 12 days	5 years
Non-employees [Member]
Schedule Of Share Based Compensation Arrangements By Grantee [Line Items]
Volatility	78.00%	78.00%	81.00%
Risk-free interest rate	1.12%	2.56%	2.25%
Dividend yield	0.00%	0.00%	0.00%
Expected life	6 years 7 months 6 days	6 years	6 years